Note 10 - Loss / (Gain) Per Common Share	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Loss / (Gain) Per Common Share:

All shares issued are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

For purposes of calculating diluted earnings per share for the six months ended June 30, 2021, the denominator of the diluted earnings per share calculation includes the potential dilution that could occur if Series E Shares were converted, using the if-converted method weighted for the period the Series E Shares were outstanding and the numerator is adjusted to add back the dividends of the Series E Shares for the respective period.

The components of the calculation of basic and diluted (loss) / earnings per share for the six months ended June 30, 2020 and 2021 are as follows:

	Six months ended June 30,
	2020	2021
(Loss) / Net Income	(2,868)	1,682
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(1,067)	-
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(3,099)	-
Less: Dividend of Series E Shares	(932)	(915)
(Loss) / gain attributable to common shareholders	(7,966)	767

(Loss) / Earnings per share:
Weighted average common shares outstanding, basic	7,302,633	39,831,972

(Loss) / Earnings per share, basic and diluted	(1.09)	0.02

For the period ended June 30, 2020 and 2021 no dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented. Particularly for the period ended June 30, 2021 conversion was not assumed since the amount of the Series E Shares dividend declared for the period per common share exceeded basic earnings per share.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise or conversion price could be less than the average market price of the common shares.

	Six months ended June 30,
	2020	2021
Class B Warrants	480,000	-
Series E Shares	811,855	11,982,979
Potentially dilutive securities	1,291,855	11,982,979

The Company used the treasury stock method to calculate the dilutive shares relating to a potential exercise of Class B Warrants and the if-converted method to calculate the dilutive shares relating to a potential conversion of Series E Shares weighted for the period the Series E Shares were outstanding. Pursuant to a standstill agreement (the “Standstill Agreement”), dated August 20, 2020, Family Trading agreed not to convert any of its Series E Shares into the Company’s common shares until August 20, 2021, other than in connection with a change of control of the Company. Presentation of dilutive shares excluded from the diluted per share calculation for the six months ended June 30, 2021 is for informational purposes only.